Derivative Financial Instruments (Protection Sold Through Credit Derivatives) (Detail) - Protection sold - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Credit Derivatives [Line Items]
1 year or less	¥ 284,538	¥ 371,398
1-5 years	1,857,713	1,589,030
Over 5 years	213,668	249,085
Total	2,355,919	2,209,513
(Asset)/liability	(31,064)	(28,994)
Single name credit default swaps:
Credit Derivatives [Line Items]
1 year or less	242,238	295,262
1-5 years	905,082	882,964
Over 5 years	199,940	235,479
Total	1,347,260	1,413,705
(Asset)/liability	(17,716)	(16,988)
Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
1 year or less	205,198	212,513
1-5 years	776,859	736,935
Over 5 years	190,509	219,642
Total	1,172,566	1,169,090
(Asset)/liability	(17,819)	(17,199)
Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	37,040	82,749
1-5 years	128,223	146,029
Over 5 years	9,431	15,837
Total	174,694	244,615
(Asset)/liability	103	211
Index and basket credit default swaps :
Credit Derivatives [Line Items]
1 year or less	42,300	76,136
1-5 years	952,631	706,066
Over 5 years	13,728	13,606
Total	1,008,659	795,808
(Asset)/liability	(13,348)	(12,006)
Index and basket credit default swaps : | Investment grade
Credit Derivatives [Line Items]
1 year or less	42,300	73,300
1-5 years	769,496	681,443
Over 5 years	9,864	10,202
Total	821,660	764,945
(Asset)/liability	(9,993)	(11,458)
Index and basket credit default swaps : | Non-investment grade
Credit Derivatives [Line Items]
1 year or less	0	0
1-5 years	57,092	0
Over 5 years	0	0
Total	57,092	0
(Asset)/liability	(802)	0
Index and basket credit default swaps : | Not rated
Credit Derivatives [Line Items]
1 year or less	0	2,836
1-5 years	126,043	24,623
Over 5 years	3,864	3,404
Total	129,907	30,863
(Asset)/liability	¥ (2,553)	¥ (548)